Long-term borrowing	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-term borrowing
14. Long-term borrowing
The following table summarizes the details of the Group’s long-term borrowings:

	Maturity Date	Principal Amount	Interest Rate Per Annum	As of
Type				December 31, 2021	December 31, 2022
				RMB	RMB
Bank loan	May 20, 2022	20,000	4.60%	20,000	—
Bank loan	May 19, 2023	20,000	4.75%	20,000	20,000
Bank loan	July 19, 2022	29,400	3.85%	26,710	—

Total				66,710	20,000

Less: Current portion of long-term borrowings				(46,710)	(20,000)

				20,000	—

As of December 31, 2021 and 2022, the loan with maturity date of July 19, 2022 was pledged by the deposits of HK Smart Choice and the credit of Huize Insurance Brokerage. Interest is payable on a monthly basis.